Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended
	Feb. 01, 2024	Mar. 15, 2024	Jan. 03, 2024
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			4,884
Shares repurchased		242,372
Stock Repurchased During Period, Value		$ 4,812
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.375
Dividends Payable, Date to be Paid	Mar. 06, 2024
Dividends Payable, Date of Record	Feb. 22, 2024